CONVERTIBLE LOANS (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended			15 Months Ended
	Apr. 19, 2022	Mar. 07, 2022	May 31, 2020	Sep. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 15, 2022
IfrsStatementLineItems [Line Items]
Converitble loan			$ 652,202	$ 675,000				$ 36,000,000
Interest rate					5.00%	12.50%		5.00%
Share price		$ 1.89
Issued share capital percent		29.90%
Repayment of loan	$ 3,000,000					$ 675,000
First quarter [member]
IfrsStatementLineItems [Line Items]
Loan payable									$ 3,000,000
Remaining three quarters [member]
IfrsStatementLineItems [Line Items]
Loan payable					$ 9,000,000			$ 9,000,000
Convertible loan agreement [member]
IfrsStatementLineItems [Line Items]
Converitble loan		$ 36,000,000
Interest rate		4.00%